Schedule of investments
Delaware Ivy VIP Limited-Term Bond
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.15%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	235,502	$ 220,784
GNMA Series 2012-39 PA 2.00% 3/16/42	290,930	268,254
Total Agency Collateralized Mortgage Obligations (cost $528,628)		489,038

Agency Commercial Mortgage-Backed Securities — 11.05%
FREMF Mortgage Trust
Series 2013-K30 C 144A 3.775% 6/25/45 #, •	1,000,000	994,114
Series 2013-K31 C 144A 3.63% 7/25/46 #, •	2,000,000	1,989,843
Series 2013-K33 B 144A 3.496% 8/25/46 #, •	1,009,000	999,093
Series 2013-K33 C 144A 3.496% 8/25/46 #, •	1,250,000	1,236,577
Series 2013-K35 B 144A 3.933% 12/25/46 #, •	1,270,000	1,258,098
Series 2015-K47 B 144A 3.587% 6/25/48 #, •	1,170,000	1,130,167
Series 2015-KF12 B 144A 11.769% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	612,586	611,489
Series 2016-K723 B 144A 3.566% 11/25/23 #, •	3,500,000	3,448,694
Series 2016-K723 C 144A 3.566% 11/25/23 #, •	7,370,000	7,243,782
Series 2017-K724 C 144A 3.498% 12/25/49 #, •	600,000	587,777
Series 2017-K728 B 144A 3.651% 11/25/50 #, •	5,650,000	5,484,211
Series 2017-K729 B 144A 3.673% 11/25/49 #, •	1,900,000	1,838,200
Series 2017-KF33 B 144A 7.219% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	414,873	407,333
Series 2017-KF39 B 144A 7.169% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	297,732	293,446
Series 2017-KF40 B 144A 7.369% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	484,432	469,575
Series 2018-K732 B 144A 4.053% 5/25/25 #, •	225,000	217,910
Series 2018-KF46 B 144A 6.619% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	490,022	452,517
Series 2018-KF47 B 144A 6.669% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	423,985	415,556
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-KF48 B 144A 6.719% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	266,108	$ 250,805
Series 2018-KF51 B 144A 6.519% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	840,716	820,891
Series 2019-KF60 B 144A 7.019% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	1,123,052	1,093,060
Series 2019-KF61 B 144A 6.869% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	388,010	366,679
Series 2019-KF68 B 144A 6.869% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	700,853	655,978
Series 2019-KF69 B 144A 6.969% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	564,056	530,901
Series 2019-KF70 B 144A 6.969% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	362,677	351,044
Series 2019-KF73 B 144A 7.119% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	984,028	952,030
Series 2020-KF74 B 144A 6.819% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	213,920	208,731
Series 2020-KF75 B 144A 6.919% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	434,194	406,359
Total Agency Commercial Mortgage-Backed Securities (cost $35,839,351)		34,714,860

Agency Mortgage-Backed Security — 0.07%
Freddie Mac S.F. 20 yr 4.50% 8/1/30	208,029	208,142
Total Agency Mortgage-Backed Security (cost $217,430)		208,142

Agency Obligation — 0.50%
Federal Home Loan Mortgage 5.82% 3/20/25	1,575,000	1,578,985
Total Agency Obligation (cost $1,575,000)		1,578,985

Collateralized Debt Obligations — 7.08%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 5.962% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	2,000,000	1,956,648
NQ-IV082 [3/23] 5/23 (2913018)    1

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Bethpage Park CLO Series 2021-1A A 144A 5.922% (LIBOR03M + 1.13%, Floor 1.13%) 1/15/35 #, •	600,000	$ 587,264
BlueMountain CLO XXX Series 2020-30A AR 144A 6.028% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	974,210
Canyon CLO Series 2020-1A AR 144A 5.972% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	2,200,000	2,153,958
CIFC Funding Series 2022-2A A1 144A 5.953% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	2,000,000	1,953,680
Dryden 77 CLO Series 2020-77A AR 144A 6.035% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	1,100,000	1,074,366
Dryden 83 CLO Series 2020-83A A 144A 6.015% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	1,935,000	1,903,976
Galaxy XXI CLO Series 2015-21A AR 144A 5.828% (LIBOR03M + 1.02%) 4/20/31 #, •	2,000,000	1,963,890
KKR CLO 41Series 2022-41A A1 144A 5.962% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,936,030
Octagon Investment Partners 48 Series 2020-3A AR 144A 5.958% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,000,000	1,956,934
Regatta XIX Funding Series 2022-1A A1 144A 5.959% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,943,140
Sound Point CLO XXV Series 2019-4A A1R 144A 5.939% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,959,220
Venture 42 CLO Series 2021-42A A1A 144A 5.922% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	415,000	402,817
Voya CLO Series 2020-3A AR 144A 5.958% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	1,500,000	1,472,309
Total Collateralized Debt Obligations (cost $22,657,244)		22,238,442
	Principalamount°	Value (US $)
Corporate Bonds — 49.19%
Banking — 14.15%
Ally Financial 1.45% 10/2/23	3,060,000	$ 2,957,991
Bank of America
0.523% 6/14/24 μ	825,000	816,767
1.843% 2/4/25 μ	675,000	655,147
4.00% 1/22/25	1,000,000	977,747
4.125% 1/22/24	1,000,000	992,370
4.20% 8/26/24	1,325,000	1,302,593

Bank of New York Mellon 5.802% 10/25/28 μ	573,000	597,463
Barclays 7.385% 11/2/28 μ	315,000	334,166
BPCE 144A 5.125% 1/18/28 #	290,000	287,582
Citigroup
2.014% 1/25/26 μ	1,275,000	1,201,440
3.07% 2/24/28 μ	215,000	200,101
3.50% 5/15/23	1,510,000	1,505,112
5.50% 9/13/25	1,000,000	999,175
5.61% 9/29/26 μ	175,000	176,423
Citizens Bank
4.119% 5/23/25 μ	1,460,000	1,379,029
6.064% 10/24/25 μ	525,000	494,371

Credit Agricole 144A 5.301% 7/12/28 #	250,000	253,637
Credit Suisse 7.95% 1/9/25	250,000	254,440
Deutsche Bank 6.72% 1/18/29 μ	295,000	293,176
Fifth Third Bank 5.852% 10/27/25 μ	875,000	863,078
Goldman Sachs Group
3.85% 7/8/24	1,500,000	1,470,800
4.25% 10/21/25	2,500,000	2,427,972
5.599% 12/9/26 μ	1,300,000	1,266,465
Huntington National Bank
4.008% 5/16/25 μ	840,000	804,856
5.65% 1/10/30	250,000	239,763
JPMorgan Chase & Co.
0.653% 9/16/24 μ	1,000,000	977,800
3.875% 9/10/24	847,000	832,945
4.08% 4/26/26 μ	4,090,000	4,017,889
KeyBank
4.15% 8/8/25	835,000	790,211
5.85% 11/15/27	130,000	127,942

KeyCorp 3.878% 5/23/25 μ	730,000	704,028
Morgan Stanley
6.053% (LIBOR03M + 0.79%) 5/31/23 μ, •	300,000	300,235
6.138% 10/16/26 μ	5,120,000	5,221,203
6.296% 10/18/28 μ	425,000	447,275

PNC Financial Services Group 5.671% 10/28/25 μ	310,000	310,385
Popular 7.25% 3/13/28	215,000	212,902

2    NQ-IV082 [3/23] 5/23 (2913018)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
5.751% 11/4/26 μ	70,000	$ 71,394
5.82% 11/4/28 μ	50,000	52,197

Svenska Handelsbanken 144A 0.625% 6/30/23 #	1,500,000	1,481,698
Toronto-Dominion Bank 4.108% 6/8/27	2,520,000	2,442,264
US Bancorp
2.375% 7/22/26	844,000	774,938
4.653% 2/1/29 μ	175,000	171,192
5.727% 10/21/26 μ	215,000	216,131

Wells Fargo & Co. 3.908% 4/25/26 μ	2,620,000	2,544,944
		44,449,237
Basic Industry — 0.95%
Celanese US Holdings
6.05% 3/15/25	140,000	140,901
6.165% 7/15/27	525,000	528,740

Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	1,286,777
Nutrien
4.90% 3/27/28	120,000	120,055
5.95% 11/7/25	870,000	895,251
		2,971,724
Brokerage — 0.16%
LSEGA Financing 144A 0.65% 4/6/24 #	540,000	514,112
		514,112
Capital Goods — 4.08%
Avery Dennison 0.85% 8/15/24	375,000	354,575
CNH Industrial Capital 1.95% 7/2/23	1,550,000	1,535,130
General Electric 5.012% 1/1/24	186,894	186,687
Lennox International 1.35% 8/1/25	2,150,000	1,971,046
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,560,000	1,561,412
Parker-Hannifin
3.65% 6/15/24	1,430,000	1,408,956
4.25% 9/15/27	1,070,000	1,050,667

Republic Services 0.875% 11/15/25	1,800,000	1,625,303
Teledyne Technologies 0.95% 4/1/24	1,385,000	1,327,928
Waste Management 0.75% 11/15/25	1,955,000	1,779,472
		12,801,176
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 4.89%
American Tower
0.60% 1/15/24	1,300,000	$ 1,252,127
1.30% 9/15/25	795,000	728,193
AT&T
1.70% 3/25/26	1,350,000	1,242,636
2.95% 7/15/26	1,250,000	1,179,005
Charter Communications Operating
4.50% 2/1/24	1,215,000	1,203,194
4.908% 7/23/25	1,485,000	1,470,779

Crown Castle 3.15% 7/15/23	400,000	397,563
Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	912,661
Netflix 5.875% 2/15/25	1,250,000	1,276,231
Sprint 7.875% 9/15/23	1,721,000	1,735,274
T-Mobile USA 3.75% 4/15/27	2,000,000	1,923,822
Warnermedia Holdings
144A 3.638% 3/15/25 #	1,690,000	1,633,573
6.412% 3/15/26	400,000	402,141
		15,357,199
Consumer Cyclical — 3.07%
7-Eleven 144A 0.80% 2/10/24 #	1,000,000	957,797
Aptiv 2.396% 2/18/25	1,035,000	986,466
Ford Motor Credit
2.70% 8/10/26	550,000	490,188
3.375% 11/13/25	1,355,000	1,271,823

General Motors Financial 1.20% 10/15/24	825,000	772,644
Hyundai Capital America 144A 1.25% 9/18/23 #	800,000	783,551
MGM Resorts International 5.75% 6/15/25	1,780,000	1,777,378
Nordstrom 2.30% 4/8/24	270,000	258,206
VICI Properties 4.95% 2/15/30	595,000	558,929
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	1,850,000	1,799,492
		9,656,474
Consumer Non-Cyclical — 4.57%
Amgen 5.15% 3/2/28	150,000	153,233
Astrazeneca Finance 4.875% 3/3/28	365,000	375,732
Cigna Group 5.685% 3/15/26	630,000	634,108
Darling Ingredients 144A 5.25% 4/15/27 #	1,647,500	1,607,820
Diageo Capital 3.50% 9/18/23	1,000,000	991,624
Eli Lilly & Co. 5.00% 2/27/26	280,000	282,602

NQ-IV082 [3/23] 5/23 (2913018)    3

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
GE HealthCare Technologies
144A 5.60% 11/15/25 #	180,000	$ 182,278
144A 5.65% 11/15/27 #	180,000	186,155

Keurig Dr Pepper 0.75% 3/15/24	680,000	651,470
McCormick & Co.
0.90% 2/15/26	1,025,000	918,979
3.50% 9/1/23	475,000	470,559

Medtronic Global Holdings SCA 4.25% 3/30/28	570,000	569,302
Novartis Capital 3.00% 11/20/25	1,250,000	1,211,292
Royalty Pharma
0.75% 9/2/23	1,800,000	1,755,399
1.20% 9/2/25	1,647,000	1,494,114

Tenet Healthcare 4.875% 1/1/26	815,000	799,886
Tyson Foods 3.95% 8/15/24	2,000,000	1,974,448
Zoetis 5.40% 11/14/25	105,000	106,828
		14,365,829
Electric — 2.77%
Black Hills 1.037% 8/23/24	1,000,000	941,541
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,128,876
Edison International 3.55% 11/15/24	1,300,000	1,263,851
Enel Finance International 144A 4.25% 6/15/25 #	295,000	289,099
Eversource Energy 2.90% 3/1/27	225,000	210,092
Fells Point Funding Trust 144A 3.046% 1/31/27 #	210,000	195,025
Metropolitan Edison 144A 5.20% 4/1/28 #	585,000	591,340
MidAmerican Energy 3.70% 9/15/23	1,045,000	1,036,542
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,281,089
4.45% 3/13/26	550,000	549,412
4.80% 3/15/28	420,000	424,388

NextEra Energy Capital Holdings 6.051% 3/1/25	410,000	417,306
Vistra Operations 144A 5.125% 5/13/25 #	385,000	375,647
		8,704,208
Energy — 3.82%
ConocoPhillips 2.40% 3/7/25	1,060,000	1,018,069
Eastern Energy Gas Holdings 3.55% 11/1/23	1,235,000	1,222,765
Enbridge 2.50% 2/14/25	820,000	785,690
Energy Transfer
4.25% 4/1/24	1,132,000	1,117,834
5.55% 2/15/28	1,295,000	1,316,277

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,217,985	$ 1,135,690
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	1,342,729
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,704,773
Plains All American Pipeline 3.85% 10/15/23	1,800,000	1,783,910
Targa Resources Partners 5.00% 1/15/28	580,000	561,364
		11,989,101
Finance Companies — 0.70%
AerCap Ireland Capital DAC 1.65% 10/29/24	1,115,000	1,043,758
Air Lease 5.85% 12/15/27	185,000	186,139
Aviation Capital Group 144A 4.375% 1/30/24 #	1,000,000	972,703
		2,202,600
Insurance — 3.58%
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	792,688
144A 0.95% 1/8/24 #	1,750,000	1,675,670

Humana 5.75% 3/1/28	128,000	133,032
MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	1,815,362
Met Tower Global Funding 144A 3.70% 6/13/25 #	1,280,000	1,248,814
Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #	1,250,000	1,239,092
Principal Life Global Funding II 144A 0.75% 4/12/24 #	800,000	765,001
Protective Life Global Funding
144A 0.631% 10/13/23 #	750,000	731,107
144A 1.618% 4/15/26 #	1,350,000	1,231,892

UnitedHealth Group 4.25% 1/15/29	1,615,000	1,603,993
		11,236,651
Natural Gas — 0.35%
Sempra Energy 3.30% 4/1/25	1,145,000	1,108,888
		1,108,888
Real Estate Investment Trusts — 1.44%
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,043,458
144A 2.836% 1/15/50 #	1,621,000	1,535,532
Series 3.869 10/08/24 144A 3.869% 10/8/49 #, φ	2,000,000	1,942,249
		4,521,239
Technology — 4.40%
Apple 3.00% 2/9/24	355,000	350,955

4    NQ-IV082 [3/23] 5/23 (2913018)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Baidu 1.72% 4/9/26	379,000	$ 342,861
Infor 144A 1.45% 7/15/23 #	877,000	864,965
Leidos 2.95% 5/15/23	1,870,000	1,864,404
Micron Technology 6.75% 11/1/29	83,000	88,214
Oracle 5.80% 11/10/25	755,000	774,197
Roper Technologies 1.00% 9/15/25	1,400,000	1,280,930
S&P Global 2.45% 3/1/27	740,000	694,474
Seagate HDD Cayman 4.75% 6/1/23	650,000	647,602
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,381,243
144A 5.625% 11/1/24 #	355,000	354,290

Thomson Reuters 4.30% 11/23/23	1,269,000	1,258,633
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,356,875
Workday 3.50% 4/1/27	50,000	47,872
Xilinx 2.95% 6/1/24	2,575,000	2,515,908
		13,823,423
Transportation — 0.26%
American Airlines 144A 5.50% 4/20/26 #	181,121	178,466
Penske Truck Leasing 144A 4.40% 7/1/27 #	670,000	643,319
		821,785
Total Corporate Bonds (cost $160,287,986)		154,523,646

Non-Agency Asset-Backed Securities — 6.01%
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	2,250,000	2,193,825
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	3,250,000	3,292,045
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	808,260	799,850
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	1,350,000	1,252,704
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	3,000,000	2,738,373
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	1,600,000	1,531,240
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	1,300,000	$ 1,301,300
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	1,743,877	1,711,919
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	1,500,000	1,415,081
Series 2022-2 B 1.83% 7/20/28	1,350,000	1,272,204

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,400,000	1,372,243
Total Non-Agency Asset-Backed Securities (cost $19,222,393)		18,880,784

Supranational Banks — 0.16%
Corp Andina de Fomento 2.375% 5/12/23	500,000	498,385
Total Supranational Banks (cost $499,956)		498,385

US Treasury Obligations — 23.96%
US Treasury Notes
3.625% 3/31/30	80,000	80,387
3.875% 1/15/26	44,575,000	44,594,154
4.00% 2/15/26	7,020,000	7,049,890
4.25% 12/31/24	18,325,000	18,343,970
4.25% 10/15/25	5,175,000	5,216,036
Total US Treasury Obligations (cost $75,103,556)		75,284,437

Total Value of Securities—98.17% (cost $315,931,544)		308,416,719
Receivables and Other Assets Net of Liabilities—1.83%★		5,734,284
Net Assets Applicable to 67,531,660 Shares Outstanding—100.00%		$314,151,003
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $97,917,172, which represents 31.17% of the Portfolio's net assets.

NQ-IV082 [3/23] 5/23 (2913018)    5

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
φ	Step coupon bond. Stated rate in effect at March 31, 2023 through maturity date.
★	Includes $444,290 cash collateral held at broker for futures contracts as of March 31, 2023.

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
292	US Treasury 2 yr Notes	$60,284,312	$59,623,085	6/30/23	$661,227	$—	$41,063
(69)	US Treasury 5 yr Notes	(7,556,039)	(7,400,087)	6/30/23	—	(155,952)	(30,132)
(22)	US Treasury 10 yr Notes	(2,528,281)	(2,457,413)	6/21/23	—	(70,868)	(7,563)
Total Futures Contracts			$49,765,585		$661,227	$(226,820)	$3,368
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

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